BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Narrative) (Details)	1 Months Ended				12 Months Ended
	Aug. 30, 2016 USD ($)	Aug. 30, 2016 ILS (₪)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of transactions between related parties [line items]
Allowance for doubtful accounts for sums receivable from related parties
Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Monthly gross salary	$ 18,430
Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Monthly gross salary			$ 16,658
Annual bonus					$ 127,000
Chief Executive Officer [Member] | NIS [Member]
Disclosure of transactions between related parties [line items]
Monthly gross salary | ₪		₪ 71,500		₪ 65,000